SUBSEQUENT EVENTS	12 Months Ended
Apr. 30, 2012
SUBSEQUENT EVENTS

NOTE 28. SUBSEQUENT EVENTS

On May 21, 2012, the Company announced the plan to begin a discretionary stock buyback program over the next 12 months, purchasing up to $10 million of outstanding LLEN shares from the open market. Under the buyback all purchased stock will be retired, reducing the Company’s outstanding shares and raising the attributable profit per unit to the shareholders.

On June 22, 2012, the company entered into MOU to acquire the controlling interest in of LuoZhou Mine from Union Energy, a local partner in GuiZhou Province. LouZhou mine locates in HeZhang County, Guizhou Province with a targeted production of 450,000 tons per annum. L & L paid a deposit of approximately $349,000. The remaining balance will be paid in installments under other consideration, including payment-in-kind of non-strategically held interests, stock and/or cash.

On July 12, 2012, the entity form of DAPauAn has been changed from proprietorship to corporation.